Securities Gross Realized Gain Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 0	$ 12	$ 3	$ 38
Available-for-sale Securities, Gross Realized Gain (Loss), Net	$ 0	$ 12	$ 3	$ 38